Note 7 - Long-term Bank Loans (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Restricted Cash, Total	$ 2,032,468		$ 4,410,376
Interest Expense, Total	$ 2,389,021	$ 1,461,978
London Interbank Offered Rate (LIBOR) [Member] | Long-term Debt 1 [Member]
Debt Instrument Variable Interest Rate	1.50%	2.60%
Debt Instrument, Basis Spread on Variable Rate	3.60%	4.20%
Debt Instrument, Interest Rate During Period	5.10%	6.80%
Minimum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts	110.00%
Maximum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts	140.00%